UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   ----------


                                    FORM 13F-HR/A


                              FORM 13F COVER PAGE


        Report for the Calendar Year or Quarter Ended March 31, 2003

If amended report check here:    [X]                      Amendment Number: 1

This Amendment (Check only one): [X] is a restatement
                                 [_] adds new holdings entries.


                            HEWLETT-PACKARD COMPANY
--------------------------------------------------------------------------------
                    Name of Institutional Investment Manager


     3000 HANOVER STREET MS 1050          PALO ALTO          CA           94304
--------------------------------------------------------------------------------
Business Address     (Street)              (City)          (State)         (Zip)



Form 13F File Number:  28-02187

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


                                 Vice President,
Charles N. Charnas           Deputy General Counsel                 650-857-6162
                            and Assistant Secretary
--------------------------------------------------------------------------------
Name                                (Title)                              (Phone)


                                              /s/ Charles N. Charnas
                                       -----------------------------------------
                                                  Charles N. Charnas



                                         Palo Alto, CA       November 13, 2003
                                       -----------------------------------------
                                             (Place and Date of Signing)



Report Type:

[X]       13F HOLDINGS REPORT.

[ ]       13F NOTICE.

[ ]       13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: NONE

                             FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   14

Form 13F Information Table Value Total:   $46,035
                                          (thousands)


List of Other Included Managers:  NONE

                           FORM 13F INFORMATION TABLE




FORM 13-F                             03/31/03
REPORTING MANAGER:                    HEWLETT-PACKARD COMPANY

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2    ITEM 3       ITEM 4      ITEM 5            ITEM 6            ITEM 7            ITEM 8
                                                  FAIR                   INVESTMENT DISCRETION                 VOTING AUTHORITY
NAME OF ISSUER            TITLE                  MARKET     SHARES OR                  SHARED
                           OF        CUSIP        VALUE     PRINCIPAL    SOLE  SHARED   OTHER     MANA-    SOLE       SHARED    NONE
                          CLASS      NUMBER     (x$1000)     AMOUNT      (A)    (B)      (C)      GERS     (A)         (B)      (C)
------------------------------------------------------------------------------------------------------------------------------------
Agilent Technologies .... Common    00846U101    11,322        861,006   X                        HP          861,006
Allscripts Health
  Solutions, Inc......... Common    01988P108     1,041        378,501   X                        HP          378,501
Altiris.................. Common    02148M100     4,996        400,000   X                        HP          400,000
Broadvision Inc.......... Common    111412607       175         46,174   X                        HP           46,174
CMGI Inc................. Common    125750109    18,891     24,249,767   X                        HP       24,249,767
Crossroads Systems Inc... Common    22765D100     1,351      1,023,818   X                        HP        1,023,818
NaviSite................. Common    63935M208     3,240      2,347,803   X                        HP        2,347,803
Novadigm Inc............. Common    669937104     1,739        940,000   X                        HP          940,000
Openwave Systems Inc..... Common    683718100     1,083        762,500   X                        HP          762,500
Opsware Inc.............. Common    68383A101       167         88,522   X                        HP           88,522
S1 Corp.................. Common    78463B101       932        182,004   X                        HP          182,004
Selectica................ Common    816288104        64         21,708   X                        HP           21,708
724 Solutions............ Common    81788Q100       545      1,557,916   X                        HP        1,557,916
XCelera.................. Common    G31611109       489        789,178   X                        HP          789,178

GRAND TOTAL (Thousands):                        $46,035